Equity Based Compensation - Summary of fair value of stock options granted, Activity (Details)	12 Months Ended
Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility, Minimum	82.00%
Expected volatility, Maximum	85.00%
Risk-free interest rate, Minimum	3.70%
Risk-free interest rate, Maximum	4.40%
Expected dividend yield	0.00%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected life of options, in years	6 years 1 month 6 days
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected life of options, in years	5 years 10 months 24 days